Income Taxes - Schedule of Provision for Federal and State Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Current	$ 2,287	$ 1,352
Deferred taxes	(14)	72
Income tax expense	2,273	1,424
IRES
Income Taxes [Line Items]
Foreign	66	248
IRAP
Income Taxes [Line Items]
Foreign	50	107
India
Income Taxes [Line Items]
Foreign	1,977	935
Other Italian
Income Taxes [Line Items]
Foreign	$ 194	$ 62